INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment- Revaluation (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Land and buildings
Property, plant and equipment
Carrying amount of land and buildings recognized if under cost model	$ 21,161,294	$ 20,661,443	$ 17,937,729